LEASES - Supplemental cash flows information related to the lease costs for operating and financing leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$ 8,852
Amount of cash outflow from landlord due to termination of lease expiration of lease term	$ 743